Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted net loss per share
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

(Amounts expressed in thousands of
USD, except for number of shares and per	Years ended December 31,
share data)	2018	2019	2020
Numerator:
Net loss from continuing operations	(40,793)	(53,415)	(14,140)
Net income from discontinued operations	1,303	—	—
Net loss	(39,490)	(53,415)	(14,140)
Less: Net loss attributable to the non-controlling interest	(212)	(246)	(300)
Net loss attributable to Xunlei Limited’s common shareholders	(39,278)	(53,169)	(13,840)
Numerator of basic net loss per share from continuing operations	(40,581)	(53,169)	(13,840)
Numerator of basic net income per share from discontinued operations.	1,303	—	—
Numerator for diluted loss per share from continuing operations	(40,581)	(53,169)	(13,840)
Numerator for diluted income per share from discontinued operations	1,303	—	—
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	334,965,987	337,845,675	337,429,601
Denominator for diluted net loss per share	334,965,987	337,845,675	337,429,601
Basic net loss per share from continuing operations	(0.12)	(0.16)	(0.04)
Basic net income per share from discontinued operations	0.00	N/A	N/A
Diluted net loss per share from continuing operations	(0.12)	(0.16)	(0.04)
Diluted net income per share from discontinued operations	0.00	N/A	N/A